FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia      February 19, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       70

Form 13F Information Table Value Total:       $58,821



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102      581    12683 SH       SOLE                             12683
AT&T Corp                      COM              00206R102     1647    57802 SH       SOLE                             57802
Aaron Rents Inc                COM              002535201      342    12856 SH       SOLE                             12856
Abbott Laboratories            COM              002824100     1087    20365 SH       SOLE                             20365
Accenture Ltd                  COM              g1150g111      936    28550 SH       SOLE                             28550
Activision Blizzard, Inc.      COM              00507v109      378    43700 SH       SOLE                             43700
Agilent Technologies Inc       COM              00846U101      372    23800 SH       SOLE                             23800
Amgen Inc                      COM              031162100      873    15120 SH       SOLE                             15120
Amphenol Corp-CL A             COM              032095101     1174    48950 SH       SOLE                             48950
Arch Capital Group             COM              G0450A105      990    14125 SH       SOLE                             14125
BB&T Corporation               COM              054937107      305    11100 SH       SOLE                             11100
Baker Hughes Inc               COM              057224107      438    13650 SH       SOLE                             13650
Bank of America Corp           COM              060505104      604    42932 SH       SOLE                             42932
Bank of New York Mellon Corp   COM              064058100      689    24315 SH       SOLE                             24315
CVS/Caremark Corp              COM              126650100      997    34697 SH       SOLE                             34697
Chevron Corp                   COM              166764100     1827    24695 SH       SOLE                             24695
Cisco Systems Inc              COM              17275R102     1282    78650 SH       SOLE                             78650
Citigroup Inc                  COM              172967101       85    12666 SH       SOLE                             12666
Coach Inc                      COM              189754104      463    22315 SH       SOLE                             22315
Coca Cola Co                   COM              191216100     1443    31868 SH       SOLE                             31868
Colgate Palmolive Co           COM              194162103      730    10649 SH       SOLE                             10649
Costco Wholesale Corp          COM              22160K105      270     5140 SH       SOLE                              5140
Danaher Corp                   COM              235851102     1228    21700 SH       SOLE                             21700
Dell Inc                       COM              24702R101      959    93692 SH       SOLE                             93692
Disney, Walt Co                COM              254687106      583    25700 SH       SOLE                             25700
Eastman Chemical Co            COM              277432100      347    10950 SH       SOLE                             10950
Exxon Mobil Corp               COM              30231G102     2736    34275 SH       SOLE                             34275
Genentech Inc                  COM              368710406      897    10824 SH       SOLE                             10824
General Electric Co            COM              369604103     1361    83983 SH       SOLE                             83983
Gilead Sciences Inc.           COM              375558103     1481    28950 SH       SOLE                             28950
Goldman Sachs Group Inc        COM              38141g104      684     8105 SH       SOLE                              8105
Google                         COM              38259P508      472     1535 SH       SOLE                              1535
Halliburton Co                 COM              406216101      753    41400 SH       SOLE                             41400
Harris Corp                    COM              413875105      602    15818 SH       SOLE                             15818
Hewlett Packard Co.            COM              428236103      856    23598 SH       SOLE                             23598
Home Depot Inc                 COM              437076102      684    29717 SH       SOLE                             29717
Illinois Tool Works Inc        COM              452308109      805    22959 SH       SOLE                             22959
International Business Machine COM              459200101      939    11158 SH       SOLE                             11158
JPMorgan Chase & Co            COM              46625H100      653    20700 SH       SOLE                             20700
Johnson & Johnson              COM              478160104     2080    34767 SH       SOLE                             34767
Kellogg Co                     COM              487836108      888    20250 SH       SOLE                             20250
Lockheed Martin Corp           COM              539830109      683     8125 SH       SOLE                              8125
Medtronic Inc                  COM              585055106     1160    36925 SH       SOLE                             36925
Microsoft Corp                 COM              594918104     1351    69490 SH       SOLE                             69490
Nike Inc Cl B                  COM              654106103      452     8870 SH       SOLE                              8870
Northern Trust Corp.           COM              665859104      622    11920 SH       SOLE                             11920
Novartis AG                    COM              66987V109      768    15439 SH       SOLE                             15439
Omnicom Group                  COM              681919106      526    19525 SH       SOLE                             19525
PNC Financial                  COM              693475105      568    11600 SH       SOLE                             11600
Pfizer Inc                     COM              717081103      330    18625 SH       SOLE                             18625
Philip Morris International In COM              718172109      255     5865 SH       SOLE                              5865
Praxair Inc                    COM              74005P104      714    12035 SH       SOLE                             12035
Procter & Gamble Co            COM              742718109     2504    40510 SH       SOLE                             40510
Qualcomm Inc                   COM              747525103      484    13500 SH       SOLE                             13500
Reliance Steel                 COM              759509102      441    22125 SH       SOLE                             22125
Schering Plough Corp           COM              806605101      177    10375 SH       SOLE                             10375
Smith International Inc        COM              832110100      216     9428 SH       SOLE                              9428
Southern Co                    COM              842587107      608    16438 SH       SOLE                             16438
St Jude Medical Inc            COM              790849103      999    30300 SH       SOLE                             30300
State Street Boston Corp       COM              857477103      389     9901 SH       SOLE                              9901
Stryker Corp                   COM              863667101      231     5780 SH       SOLE                              5780
Target Corp                    COM              87612E106      507    14675 SH       SOLE                             14675
United Technologies Corp       COM              913017109     2402    44808 SH       SOLE                             44808
Wal-Mart Stores Inc            COM              931142103     2217    39545 SH       SOLE                             39545
Walgreen Co                    COM              931422109      544    22050 SH       SOLE                             22050
Wellpoint                      COM              94973V107      472    11200 SH       SOLE                             11200
Wells Fargo Company            COM              949746101      334    11321 SH       SOLE                             11321
Western Digital Corp           COM              958102105      454    39625 SH       SOLE                             39625
XTO Energy Inc                 COM              98385X106     1768    50140 SH       SOLE                             50140
American High Income Tr SBI                     026547109      123 15758.737000SH    SOLE                        15758.737000